Investments - Operating Lease Asset - Additional Information (Details) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
		Feb. 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating ground lease assets				$ 53,707,000	$ 57,245,000
Rental revenue	[1]	$ 234,000	$ 2,577,000	$ 2,935,000	2,966,000
Ground lease remaining terms				3 years
Option to extend				true
Renewal period				5 years
Ground leases
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating ground lease assets				$ 53,700,000
Lease costs		273,000	3,200,000	3,900,000	4,000,000
Rental revenue		$ 234,000	$ 2,600,000	$ 2,900,000	$ 3,000,000
Option to extend				true
Weighted average remaining non-cancelable lease term				25 years
Weighted average discount rate				5.60%
Ground leases | Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Renewal period				2 years
Ground leases | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ground lease remaining terms				86 years
Renewal period				10 years

[1]	Represents total revenue recognized for the sublease of properties subject to operating ground leases to the related tenants; includes both payments made by the tenants to the ground lessors and straight-line revenue recognized for scheduled increases in the sublease rental payments.